AUGUST  1,  2000


SECURITIES  AND  EXCHANGE  COMMISSION
JUDICIARY  PLAZA
450  FIFTH  STREET,  N.W.
WASHINGTON,  D.C.

         RE:  CALVERT  NEW  WORLD  FUND,  INC.
              33-87744  AND  811-8924

         IN  LIEU  OF  FILING  UNDER  PARAGRAPH  (B)  OR (C) OF SECTION 497, THE
ABOVE  REGISTRANT  IS  HEREBY  FILING  A  CERTIFICATION  THAT:

         (1) THE FORM OF PROSPECTUSES AND THE STATEMENTS OF ADDITIONAL INFORMATION THAT WOULD HAVE BEEN FILED UNDER PARAGRAPH (B) OR (C) OF
SECTION 497 WOULD NOT HAVE DIFFERED FROM THOSE CONTAINED IN THE MOST RECENT REGISTRATION STATEMENT (EFFECTIVE JULY 31, 2000) OR AMENDMENT; AND

         (2) THE TEXT OF THE MOST RECENT REGISTRATION STATEMENT (EFFECTIVE JULY 31, 2000) HAS BEEN FILED ELECTRONICALLY.


         IF YOU HAVE QUESTIONS OR REQUIRE FURTHER INFORMATION, PLEASE CONTACT ME AT 301-951-4881.

                                            SINCERELY,

                                            /S/GEORGE  RICHARDS

                                            GEORGE  RICHARDS
                                            LEGAL  ADMINISTRATIVE  ASSISTANT